Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) [Abstract]
Schedule of Capitalized Costs Related to Crude Oil and Natural Gas Exploration and Production Activities	Aggregate capitalized costs related to crude oil and natural gas exploration and production activities with applicable accumulated depreciation, depletion, and amortization are presented below as of the dates indicated:
	As of December 31,
	2023	2022
Oil and natural gas properties	Successor	Predecessor

Proved	$94,189,372	$64,799,213
Less: accumulated depreciation, depletion, and amortization	(352,127)	(9,592,296)
Net oil and natural gas properties capitalized costs	$93,837,245	$55,206,917

Schedule of Costs Incurred in Crude Oil and Natural Gas Exploration	Costs incurred in crude oil and natural gas exploration and development for the periods presented:
	Successor	Predecessor
	November 15, 2023 to December 31, 2023	January 1, 2023 to November 14, 2023	For the year ended December 31, 2022
Exploration costs	$-	$-	$1,031,300
Development costs	238,499	6,769,557	15,048,100
Total	$238,499	$6,769,557	$16,079,400

Schedule of Proved Developed and Proved Undeveloped Reserves	The following table and subsequent narrative disclosure provides a roll forward of the total proved reserves for the years ended December 31, 2023 and 2022 as well as proved developed and proved undeveloped reserves at the beginning and end of each respective year:
	For the years ended December 31,
	2023				2022
	Oil (MBbls)	Natural Gas (MMcf)	Total (MBoe)	Oil (MBbls)	Natural Gas (MMcf)	Total (MBoe)
Proved Reserves:
Beginning of period	17,577	4,572	18,339	17,868	3,714	18,487
Extensions and discoveries	1,817	495	1,901	—	—	—
Dispositions	(1,758)	(457)	(1,834)	—	—	—
Revisions to previous estimates	(1,758)	(729)	(1,995)	106	1,315	325
Production	(349)	(356)	(409)	(397)	(457)	(473)
End of period	15,414	3,525	16,002	17,577	4,572	18,339
Proved Developed Reserves:
Beginning of period	13,014	3,572	13,609	13,161	2,875	13,640
End of period	11,277	2,675	11,723	13,014	3,572	13,609
Proved Undeveloped Reserves:
Beginning of period	4,564	1,000	4,730	4,707	839	4,847
End of period	4,137	850	4,279	4,564	1,000	4,730

Schedule of Standardized Measure of Discounted Future Net Cash Flows	The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves is as follows:
	For the year ended December 31,
	2023	2022
	Successor	Predecessor
	(in thousands)
Future cash inflows	$1,216,840	$1,680,514
Future production costs	(438,653)	(451,155)
Future development costs	(94,156)	(124,216)
Future net cash flows	684,031	1,105,143
10% annual discount for estimated timing of cash flows	(403,413)	(585,596)
Standardized measure of discounted future net cash flows	$280,618	$519,547

Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows	Changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:
	For the year ended December 31,
	2023	2022
	(in thousands)
Balance, beginning of period (Predecessor)	$519,547	$307,409
Net change in sales and transfer prices and in production (lifting) costs related to future production	(95,981)	176,448
Sales and transfers of oil and natural gas produced during the period	(22,914)	(23,501)
Changes in estimated future development costs	(2,313)	12,926)
Previously estimated development incurred during the period	7,008	2,100
Net purchases (divestitures) of reserves in place	(138,893)	—
Net change due to revisions in quantity estimates	(45,534)	9,217
Net change due to extensions and discoveries, and improved recovery	—	—
Accretion of discount	51,955	30,741
Timing and other differences	7,742	4,207
Standardized measure of discounted future net cash flows (Successor for 2023, Predecessor for 2022)	$280,618	$519,547